UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 82.2%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	406,797	467,899
Federal National Mortgage Association:
4.0%, 9/1/2040	1,191,972	1,287,377
4.5%, 3/1/2040 (a)	17,500,000	18,990,233
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 10/20/2044	32,734,528	34,032,238
3.5%, with various maturities from 1/15/2042 until 7/20/2044 (a)	140,591,973	148,805,386
4.0%, with various maturities from 8/20/2030 until 1/20/2045 (a)	204,264,185	218,970,711
4.49%, 6/15/2041	1,222,317	1,341,778
4.5%, with various maturities from 6/20/2033 until 8/20/2044 (a)	136,846,033	149,726,635
4.55%, 1/15/2041	2,822,749	3,099,367
5.0%, with various maturities from 3/20/2029 until 7/20/2041	133,070,132	147,914,377
5.5%, with various maturities from 12/15/2024 until 5/20/2041	126,575,079	142,581,907
6.0%, with various maturities from 11/15/2028 until 2/20/2039	89,821,110	104,076,653
6.5%, with various maturities from 6/20/2032 until 3/20/2039	16,004,424	18,532,677
7.0%, with various maturities from 9/15/2035 until 2/15/2039	4,088,439	4,830,426
7.5%, with various maturities from 1/20/2027 until 6/20/2031	8,156	9,809

Total Mortgage-Backed Securities Pass-Throughs (Cost $967,124,161)		994,667,473
Collateralized Mortgage Obligations 23.2%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	544,706	55,423
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	406,037	381,893
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	5,611,257	5,314,434
"PT", Series 3586, 2.149% *, 2/15/2038	3,084,465	2,947,059
"JZ", Series 4288, 2.5%, 3/15/2041	2,474,842	2,396,371
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,112,251	67,663
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	10,713,290	863,832
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,798,366	145,326
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,352,041	188,107
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,046,697	167,098
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,174,765	109,057
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,670,804	152,760
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	6,759,465	828,810
"PZ", Series 4094, 3.0%, 8/15/2042	6,787,652	6,557,057
"CZ", Series 4113, 3.0%, 9/15/2042	2,637,596	2,609,141
"JZ", Series 4283, 3.0%, 12/15/2043	630,508	632,494
"VZ", Series 4303, 3.5%, 8/15/2042	3,097,666	3,357,534
"NZ", Series 4178, 3.5%, 3/15/2043	2,126,550	2,153,665
"DZ", Series 4199, 3.5%, 5/15/2043	7,419,848	8,032,081
"ZG", Series 4213, 3.5%, 6/15/2043	3,517,293	3,527,413
"ZK", Series 4293, 3.5%, 6/15/2043	5,177,835	5,724,210
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	7,796,991	1,096,680
"ZC", Series 4158, 4.0%, 1/15/2043	3,849,769	3,893,744
"KZ", Series 4328, 4.0%, 4/15/2044	3,459,981	3,522,094
"UZ", Series 4341, 4.0%, 5/15/2044	5,648,389	5,843,164
"UZ", Series 4339, 4.0%, 2/15/2054	3,959,476	4,238,707
"UA", Series 4298, 4.0%, 2/15/2054	5,406,571	5,568,438
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	694,898	19,980
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	9,766,260	859,851
"57", Series 256, Interest Only, 5.0%, 3/15/2023	861,569	73,231
"SY", Series 3035, Interest Only, 5.934% *, 9/15/2035	923,301	151,871
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	343,073	69,283
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,838,373	227,631
"SG", Series 3033, Interest Only, 6.484% *, 9/15/2035	1,179,527	225,637
"A", Series 172, Interest Only, 6.5%, 1/1/2024	142,349	25,302
"JS", Series 3572, Interest Only, 6.634% *, 9/15/2039	1,806,174	289,231
"SB", Series 2742, Interest Only, 6.834% *, 1/15/2019	1,008,638	87,708
"SN", Series 3175, Interest Only, 6.984% *, 6/15/2036	2,719,466	454,151
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/25/2017	215	214
"ZC", Series 2012-134, 2.5%, 12/25/2042	8,192,520	7,679,833
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,947,606	162,044
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	2,064,860
"PU", Series 2013-30, 3.0%, 4/25/2043	9,139,291	8,835,413
"Z", Series 2013-44, 3.0%, 5/25/2043	2,767,615	2,703,875
"DZ", Series 2013-136, 3.0%, 1/25/2044	10,329,920	10,258,977
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	3,053,886	173,751
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	4,603,609	240,983
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	7,022,421	1,357,150
"LZ", Series 2013-6, 3.5%, 2/25/2043	786,068	818,727
"ZN", Series 2013-54, 3.5%, 6/25/2043	4,923,727	4,957,968
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	1,708,542	104,382
"4", Series 406, Interest Only, 4.0%, 9/25/2040	6,112,110	859,325
"ZB", Series 2010-136, 4.0%, 12/25/2040	2,439,540	2,493,802
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	6,195,069	986,178
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,331,491	1,410,529
"AZ", Series 2013-133, 4.0%, 1/25/2044	6,265,264	7,189,178
"25", Series 351, Interest Only, 4.5%, 5/25/2019	912,955	62,655
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	464,805	6,199
"CZ", Series 2011-99, 4.5%, 10/25/2041	12,776,592	15,317,286
"ZP", Series 2011-123, 4.5%, 12/25/2041	2,993,940	3,691,218
"21", Series 334, Interest Only, 5.0%, 3/25/2018	888,385	50,427
"20", Series 334, Interest Only, 5.0%, 3/25/2018	694,190	39,112
''23", Series 339, Interest Only, 5.0%, 6/25/2018	672,825	39,004
"27", Series 351, Interest Only, 5.0%, 4/25/2019	825,137	63,039
"26", Series 381, Interest Only, 5.0%, 12/25/2020	202,254	17,570
"ZA", Series 2008-24, 5.0%, 4/25/2038	17,578,657	19,637,712
"KT", Series 2007-32, 5.5%, 4/25/2037	811,016	909,884
"PJ", Series 2004-46, Interest Only, 5.832% *, 3/25/2034	2,089,265	267,552
"HS", Series 2009-87, Interest Only, 5.982% *, 11/25/2039	5,291,138	832,420
"ZB", Series 2005-37, 6.0%, 5/25/2035	1,399,046	1,617,420
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	3,458,514	319,306
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	461,320
"PI", Series 2006-20, Interest Only, 6.512% *, 11/25/2030	3,753,226	656,445
"SA", Series 2005-17, Interest Only, 6.532% *, 3/25/2035	1,600,704	311,999
"SI", Series 2007-23, Interest Only, 6.602% *, 3/25/2037	1,787,427	249,864
"SJ", Series 2007-36, Interest Only, 6.602% *, 4/25/2037	1,370,162	228,577
"KI", Series 2005-65, Interest Only, 6.832% *, 8/25/2035	795,207	163,489
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	573,750	457,917
"HX", Series 2012-91, 3.0%, 9/20/2040	4,862,253	5,073,545
"ZD", Series 2013-37, 3.0%, 3/20/2043	580,368	583,810
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,204,822	4,209,280
"LZ", Series 2013-180, 3.0%, 11/16/2043	9,102,453	9,137,124
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	9,270,842	1,010,033
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	14,846,963	1,544,264
"ZJ", Series 2013-106, 3.5%, 7/20/2043	1,467,143	1,476,280
"ZK", Series 2014-119, 3.5%, 8/16/2044	3,159,126	3,465,046
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,352,756
"ZM", Series 2013-170, 4.0%, 11/20/2043	2,395,526	2,434,634
"Z", Series 2014-4, 4.0%, 1/20/2044	5,724,078	6,558,515
"LZ", Series 2014-44, 4.0%, 3/16/2044	3,417,827	3,920,090
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	1,772,374	113,019
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	1,126,884	71,882
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,379,617
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	1,387,662	91,122
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	2,365,981	201,080
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	6,205,452	1,037,231
"Z", Series 2010-169, 4.5%, 12/20/2040	5,360,320	6,047,187
"ZV", Series 2011-73, 4.5%, 5/20/2041	9,432,234	10,783,130
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	7,330,193	1,205,010
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	4,751,357	829,439
"ZB", Series 2004-31, 5.0%, 4/20/2034	7,433,010	8,238,404
"ZA", Series 2006-47, 5.0%, 8/16/2036	8,108,125	9,176,294
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	1,391,944	117,990
"Z", Series 2009-112, 5.0%, 11/20/2039	9,058,529	10,337,764
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	895,121	82,653
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	766,455	58,107
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	1,126,717	99,779
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	969,013	73,096
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	547,909	48,067
"SH", Series 2010-14, Interest Only, 5.832% *, 2/16/2040	15,540,826	2,820,215
"BS", Series 2011-93, Interest Only, 5.932% *, 7/16/2041	15,121,521	2,700,967
"BZ", Series 2004-46, 6.0%, 6/20/2034	1,055,073	1,196,610
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	400,010	102,546
"AV", Series 2010-14, Interest Only, 6.132% *, 2/16/2040	3,980,188	758,886
"SA", Series 2012-84, Interest Only, 6.132% *, 12/20/2038	8,732,750	1,128,547
"AI", Series 2007-38, Interest Only, 6.292% *, 6/16/2037	1,221,258	197,169
"SL", Series 2009-100, Interest Only, 6.332% *, 5/16/2039	1,860,845	194,993
"QA", Series 2007-57, Interest Only, 6.332% *, 10/20/2037	1,536,848	252,214
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	840,567	157,328
"SL", Series 2007-26, Interest Only, 6.632% *, 5/16/2037	3,420,493	652,651
"S", Series 1999-17, Interest Only, 8.032% *, 5/16/2029	351,307	60,246
"S", Series 2000-14, Interest Only, 8.182% *, 2/16/2030	1,506,370	281,738
"SB", Series 2014-81, 15.722% **, 6/20/2044	447,001	557,336

Total Collateralized Mortgage Obligations (Cost $251,976,248)		281,373,429
Government & Agency Obligations 8.1%
U.S. Government Sponsored Agency 1.4%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	17,355,284
U.S. Treasury Obligations 6.7%
U.S. Treasury Bill, 0.035% ***, 2/12/2015 (b)	6,134,000	6,133,981
U.S. Treasury Notes:
1.0%, 8/31/2016 (c) (d)	46,344,000	46,807,440
1.0%, 9/30/2016	10,000,000	10,103,120
1.75%, 9/30/2019	17,000,000	17,454,223

		80,498,764

Total Government & Agency Obligations (Cost $97,850,347)		97,854,048

	Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	34,000,000	76,180
Pay Fixed Rate - 4.19% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	40,700,000	163,993
Pay Fixed Rate - 4.32% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	39,500,000	134,711

Total Call Options Purchased (Cost $5,194,428)		374,884
Put Options Purchased 0.3%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	40,700,000	1,749,616
Receive Fixed Rate - 2.32% - Pay Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	39,500,000	1,952,591

Total Put Options Purchased (Cost $2,726,033)		3,702,207

	Shares	Value ($)
Cash Equivalents 5.0%
Central Cash Management Fund, 0.06% (e) (Cost $60,532,639)	60,532,639	60,532,639

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,385,403,856) †	118.8	1,438,504,680
Other Assets and Liabilities, Net	(18.8)	(227,935,457)

Net Assets	100.0	1,210,569,223

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of January 31, 2015.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,385,597,547.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $52,907,133.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,735,715 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,828,582.

(a)	When-issued or delayed delivery security included.
(b)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At January 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(d)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2015	910	119,096,250	3,056,395
3 Month Euro Euribor Interest Rate Futures	EUR	12/14/2015	17	4,800,338	2,212
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	12/14/2015	20	5,490,634	39,174
3 Month Euroyen Futures	JPY	12/14/2015	22	4,677,318	405
90 Day Eurodollar	USD	12/14/2015	20	4,966,750	4,446
90 Day Sterling Futures	GBP	12/16/2015	26	4,859,908	8,767
ASX 90 Day Bank Accepted Bills	AUD	12/10/2015	24	18,584,553	18,653
Ultra Long U.S. Treasury Bond	USD	3/20/2015	605	108,257,188	4,625,442
Total unrealized appreciation					7,755,494

At January 31, 2015, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 3.19% - Pay Floating – 3-Month LIBOR	2/3/2017 2/3/2027	20,400,000	2	2/1/2017	1,468,800	(284,703)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	19,750,000	3	2/1/2017	1,428,519	(235,932)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	34,000,000	1	4/20/2016	1,212,100	(28,927)
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	33,800,000	1	5/5/2016	379,405	(19,732)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000	1	3/15/2016	244,205	(2,437)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	398,840	(2,437)
Total Call Options					5,131,869	(574,168)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000	1	3/15/2016	244,205	(177,859)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	86,190	(177,859)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	33,800,000	1	5/5/2016	379,405	(1,904,816)
Pay Fixed - 2.615% -Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	26,100,000	4	12/2/2015	566,370	(2,939,737)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	30,400,000	1	8/6/2015	284,240	(3,401,537)
Pay Fixed - 2.675% -Receive Floating - 3-Month LIBOR	11/12/2045	26,100,000	4	11/9/2015	523,305	(3,198,180)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	30,400,000	3	6/3/2015	325,280	(4,159,650)
Pay Fixed - 2.88% - Receive Floating - 3-Month LIBOR	9/30/2015 9/30/2045	26,100,000	5	9/28/2015	546,090	(4,099,662)
Pay Fixed - 3.005% - Receive Floating - 3-Month LIBOR	3/6/2015 3/6/2045	30,400,000	1	3/4/2015	319,200	(5,567,918)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	20,400,000	2	2/1/2017	1,468,800	(2,121,718)
Pay Fixed - 3.32% -Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	19,750,000	3	2/1/2017	1,428,520	(2,242,376)
Total Put Options					6,171,605	(29,991,312)

Total	11,303,474	(30,565,480)

(f)	Unrealized depreciation on written options on interest rate swap contracts at January 31, 2015 was $19,262,006.
At January 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

1/28/2015 1/28/2045	33,800,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(6,897,861)	(6,897,861)
12/16/2015 9/18/2017	118,800,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(831,600)	(978,042)
12/16/2015 9/16/2025	119,300,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(6,909,558)	(6,203,172)
12/16/2015 9/17/2035	5,700,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(674,252)	(554,601)
2/3/2015 2/3/2045	30,400,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(5,832,045)	(5,832,045)
12/16/2015 9/16/2020	35,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	912,509	931,220
12/16/2015 9/18/2045	6,600,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,074,433	844,582
12/16/2015 9/18/2045	52,800,000	Floating — 3-Month LIBOR	Fixed — 2.998%	8,595,459	6,837,316

Total net unrealized depreciation	(11,852,603)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/3/2013 6/3/2025	33,200,000	1	Floating — 3-Month LIBOR	Fixed — 3.0%	140,113	—	140,113

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Morgan Stanley

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (a)
Mortgage-Backed Securities Pass-Throughs	$—	$994,667,473	$—	$994,667,473
Collateralized Mortgage Obligations	—	281,373,429	—	281,373,429
Government & Agency Obligations	—	97,854,048	—	97,854,048
Short-Term Investments (a)	60,532,639	—	—	60,532,639
Derivatives (b)
Purchased Options	—	4,077,091	—	4,077,091
Futures Contracts	7,755,494	—	—	7,755,494
Interest Rate Swap Contracts	—	8,753,231	—	8,753,231

Total	$68,288,133	$1,386,725,272	$—	$1,455,013,405

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Written Options	$—	$(35,901,410)	$—	$(35,901,410)
Interest Rate Swap Contracts	$—	$(20,465,721)	$—	$(20,465,721)

Total	$—	$(56,367,131)	$—	$(56,367,131)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$7,755,494	$(11,712,490)	$(23,105,376)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Government Securities Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015